Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes To Financial Statements [Abstract]
Subsequent Events

Brazil Joint Venture

On September 27, 2017, we entered into a binding term sheet with MundiMed Distribuidora Hospitalar LTDA

(“MundiMed”), effective as of September 25, 2017, for a joint venture for the manufacture, sale and distribution of our dermaPACE device. Under the binding term sheet, MundiMed will pay the Company an initial partnership fee, with monthly partnership fees payable thereafter over the following eighteen months. Profits from the joint venture are distributed as follows: 45% to the Company, 45% to MundiMed and 5% each to LHS Latina Health Solutions Gestão Empresarial Ltda. and Universus Global Advisors LLC, who acted as advisors in the transaction. The initial partnership fee was received on October 6, 2017.

Cashless Warrant Exercise

On October 24, 2017, the Company issued 150,083 shares of common stock upon the cashless exercise of 300,166 Class L Warrants to purchase shares of stock for $0.08 per share based on a current market value of $0.16 per share as determined under the terms of the Class L Warrant Private Offering agreement.

Warrant Exercise

On January 24, 2017, the Company issued 600,000 shares of common stock upon the exercise of 600,000 Class L Warrants to purchase shares of stock for $0.08 per share under the terms of the Class L Warrant Public Offering agreement. The Company received proceeds of $48,000.

On March 10, 2017, the Company issued 363,333 shares of common stock upon the exercise of 363,333 Class L Warrants to purchase shares of stock for $0.08 per share under the terms of the Class L Warrant Public Offering agreement. The Company received proceeds of $29,067.

Cashless Warrant Exercise

On January 20, 2017, the Company issued 15,951 shares of common stock to Intracoastal Capital, LLC upon the cashless exercise of 20,000 Series A Warrants to purchase shares of stock for $0.0334 per share based on a current market value of $0.165 per share as determined under the terms of the Series A Warrant agreement.

On January 26, 2017, the Company issued 79,998 shares of common stock to Intracoastal Capital, LLC upon the cashless exercise of 100,000 Series A Warrants to purchase shares of stock for $0.0334 per share based on a current market value of $0.1669 per share as determined under the terms of the Series A Warrant agreement.

On February 2, 2017, the Company issued 158,240 shares of common stock to Intracoastal Capital, LLC upon the cashless exercise of 100,000 Series A Warrants to purchase shares of stock for $0.0334 per share based on a current market value of $0.17 per share as determined under the terms of the Series A Warrant agreement.

On February 6, 2017, the Company issued 80,804 shares of common stock to Intracoastal Capital, LLC upon the cashless exercise of 100,000 Series A Warrants to purchase shares of stock for $0.0334 per share based on a current market value of $0.174 per share as determined under the terms of the Series A Warrant agreement.

On March 13, 2017, the Company issued 297,035 shares of common stock to Lucas Hoppel upon the cashless exercise of 583,333 Class L Warrants to purchase shares of stock for $0.08 per share based on a current market value of $0.163 per share as determined under the terms of the Class L Warrant Private Offering agreement.